Convertible Notes - Schedule of Changes in the Convertible Notes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Changes in the Convertible Notes [Abstract]
Balance beginning	$ 12,047,667
Additions – convertible notes	19,274,509	12,000,000
Interest accrued	1,571,069	47,667
Balance ending	$ 32,893,245	$ 12,047,667